Cover Page	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	Hello Group Inc.
Entity Central Index Key	0001610601
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Interactive Data Current	Yes
Entity File Number	001-36765
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	20th Floor, Block B
Entity Address, Address Line Two	Tower 2, Wangjing SOHO
Entity Address, Address Line Three	No. 1 Futongdong Street
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100102
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	true
Auditor Name	Deloitte Touche Tohmatsu Certified Public Accountants LLP
Auditor Firm ID	1113
Auditor Location	Shanghai, the People’s Republic of China
American depositary shares [Member]
Document Information [Line Items]
Trading Symbol	MOMO
Title of 12(b) Security	American depositary shares
Security Exchange Name	NASDAQ
Class A Common Stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	296,606,870
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
Class B Common Stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	80,364,466
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	20th Floor, Block B
Entity Address, Address Line Two	Tower 2, Wangjing SOHO
Entity Address, Address Line Three	No. 1 Futongdong Street
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100102
Contact Personnel Name	Cathy Hui Peng
Contact Personnel Email Address	ir@immomo.com